Other assets (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid lease payments (note 12(a))	1,274	97
Intangible assets (note 12(b))	7,043	12,063
Deferred financing costs (note 12(c))	3,813	5,350
Total other assets, noncurrent	12,130	17,510